INTANGIBLE ASSETS - Accumulated Amortization (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Cost at beginning of the year	$ 14,386
Cost at end of year	12,658	$ 14,386
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Cost at beginning of the year	(1,309)	(880)
Disposals, intangible assets other than goodwill	(1)	(12)
Amortization	(232)	(450)
Foreign currency translation	186	9
Cost at end of year	$ (1,354)	$ (1,309)